NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Jun. 30, 2011
Nature Of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Kimber Resources Inc. (“Kimber” or the “Company”) is incorporated in British Columbia, Canada, and is involved in the acquisition and exploration of mineral right interests in Mexico. At the date of these consolidated financial statements, Kimber has not yet determined whether any of its mineral rights contain economically recoverable mineral reserves. Accordingly, the carrying amount of unproven mineral right interests represents cumulative expenditures incurred to date and does not necessarily reflect present or future values. The recovery of these costs is dependent upon the discovery of economically recoverable mineral reserves and the ability of Kimber to obtain the necessary financing to complete their exploration and development and to resolve any environmental, regulatory, or other constraints.

Although Kimber has taken steps to verify title to the properties in which it has an interest, in accordance with industry standards for properties in the exploration stage, these procedures do not guarantee Kimber’s title. Property title may be subject to unregistered prior agreements and non-compliance with regulatory requirements.

Kimber does not generate cash flow from operations and accordingly, Kimber will need to raise additional funds through future issuance of securities. Although Kimber has been successful in raising funds in the past, there can be no assurance Kimber will be able to raise sufficient funds in the future, in which case Kimber may be unable to meet its obligations as they come due in the normal course of business. Kimber has not determined whether any of its properties contain mineral reserves that are economically recoverable. It is not possible to predict whether financing efforts will be successful or if Kimber will attain profitable level of operations. Since inception, Kimber has incurred cumulative losses of $22,969,189 as at June 30, 2011 (2010; $19,995,391, 2009; $15,868,777) and a net loss of $2,973,798 (2010; $4,126,614, 2009; $2,391,005) for the year ended June 30, 2011. These factors may cast substantial doubt regarding Kimber’s ability to continue as a going concern. Should Kimber be unable to realize its assets and discharge its liabilities in the normal course of business, the net realizable value of its assets may be materially less than the amounts on the balance sheet.